LEASES (Details)		12 Months Ended
	Feb. 01, 2019 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Feb. 14, 2020 ft²	Oct. 30, 2018 ft²
LEASES
Operating lease asset		$ 936,000
Short-term operating lease liabilities		$ 260,000
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]		Accrued Liabilities, Current
Long-term operating lease liabilities	$ 1,000,000	$ 761,000
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Long-term operating lease liabilities
Operating lease discount rate	15.00%
Renewal options, operating lease	true
Renewal term, operating lease	36 months
Operating lease expense		$ 370,000	$ 586,000
Cash paid		$ 338,000
Restatement adjustment | ASU 2016-02
LEASES
Operating lease asset	$ 1,200,000
Short-term operating lease liabilities	$ 300,000
San Jose, California
LEASES
Leased office and laboratory area | ft²				11,793	11,793